EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS, Other Net Gain (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS [Abstract]
Gain on extinguishment of debt		$ 0	$ 0	$ 880
Net gain / (losses) on disposal of property, plant and equipment and intangible assets		(11)	662	56
Government grants		48	42	35
Changes in fair value of financial asset at fair value through profit or loss		3,527	(841)	0
Net gain on disposal of financial assets at fair value through profit or loss		0	213	0
Impairment loss of a pre-matured investment		0	0	(2,025)
Net gain on settlement of balances with Bitmain		0	0	4,468
Gain on convertible debt modification		481	0	0
Others		(507)	281	(931)
Total		$ 3,538	$ 357	$ 2,483
Payment for project investment agreement with a third party	$ 2,000

[1]	The Group signed a project investment agreement with a third party in April 2021 and made a payment of approximately $2 million. The project was later forfeited, and the Group is actively collecting the paid amount, which was impaired as of June 30, 2021 based on management’s estimate over the likelihood of collection at current stage.